Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul. 29, 2011
Vice Fund (Prospectus Summary) | Vice Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Vice Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 21.18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.18%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.
The Example also assumes that you redeem all of your shares at the end of those periods, and that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes that your distributions have been reinvested.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund, a non-diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as American Depositary Receipts ("ADRs").

Under normal market conditions,  the Fund will invest at least 80% of its net assets in equity securities of companies that derive a significant portion of their revenues from the alcoholic  beverages, tobacco, gaming and defense/aerospace industries. The Fund may, from  time to time, have greater than 25%, but no more than 80%, of its net assets  concentrated in one of these industries. While the Fund may concentrate its  investments in one of these industries, it is likely that the particular  industries or sectors most attractive to the Fund may, and likely will, change  over time. Note, however, that when market conditions are unfavorable for profitable  investing or when suitable investments are not otherwise available, the Fund may  from time to time invest any amount in cash or high-quality short-term securities as a temporary defensive position.

The Fund will also participate in other strategies in an attempt to generate incremental returns, including short selling of securities and certain options strategies. Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the
Fund is subject.

For cash management purposes, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, shares of money market mutual funds, U.S.
Government securities and repurchase agreements.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Vice Fund can increase during times of significant market volatility. The principal risks of the Vice Fund include:

·  the risk that you could lose all or portion of your investment in the Fund;

·  the risk that certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market;

·  the risk that investment strategies employed by MAI in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

·  the risk that asset allocation to a particular strategy does not reflect actual market movement or the effect of economic conditions;

·  because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund;

·  because the Fund may invest up to 80% of its net assets in one industry or sector, the Fund may be subject to the risks affecting that one sector or industry, including the risk that the securities of companies within that one sector or industry will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector or industry, more than would a fund that invests in a wide variety of market sectors or industries;

·  the risk of investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure, which could increase the volatility of the Fund's portfolio;

·  the risk that the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;

·  the risk that political, social or economic instability in foreign developed markets may cause the value of the Fund's investments in foreign securities to decline;

·  currency-rate fluctuations due to political, social or economic instability may cause the value of the Fund's investments to decline;

·  the risk of investing in a wide range of derivatives, including call and put options, futures and forward contracts, for hedging purposes as well as direct investment; and

·  the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

Risk, Lose Money	rr_RiskLoseMoney	the risk that you could lose all or portion of your investment in the Fund
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. The information shown assumes reinvestment of distributions. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available through the Fund's website at www.usamutuals.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.usamutuals.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Vice Fund Calendar Year Returns as of 12/31/10
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's calendar year-to-date return as of June 30, 2011 was 14.34%.
During the period shown in the bar chart, the best performance for a quarter was 21.72%(for the quarter ended June 30, 2003). The worst performance was -20.12% (for the quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k)
plans or IRAs.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Vice Fund (Prospectus Summary) | Vice Fund | Vice Fund
Risk/Return:	rr_RiskReturnAbstract
Recoupments, Date of Termination	ck0001137095_RecoupmentsOverAssetsDateOfTermination	2012-07-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's calendar year-to-date return as of
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.12%)
Vice Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2002
Vice Fund | Vice Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Recoupment	ck0001137095_RecoupmentOverAssets	0.0002
Total Annual Fund Operating Expenses After Expense Recoupment	rr_NetExpensesOverAssets	1.81%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	184
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,127
Annual Return 2003	rr_AnnualReturn2003	34.33%
Annual Return 2004	rr_AnnualReturn2004	24.37%
Annual Return 2005	rr_AnnualReturn2005	6.41%
Annual Return 2006	rr_AnnualReturn2006	23.16%
Annual Return 2007	rr_AnnualReturn2007	17.76%
Annual Return 2008	rr_AnnualReturn2008	(41.57%)
Annual Return 2009	rr_AnnualReturn2009	12.71%
Annual Return 2010	rr_AnnualReturn2010	18.04%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2002
Vice Fund | Vice Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2002
Vice Fund | Vice Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2002

[1]	Mutuals Advisors, Inc. ("MAI" or "Adviser"), the Fund's investment adviser, has contractually agreed to limit the Fund's total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions and acquired fund fees and expenses and extraordinary expenses) to 1.85% of average net assets of the Fund through July 31, 2012, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Fund's Board of Trustees (the "Board of Trustees"), unless either the Board of Trustees or MAI terminates the agreement prior to such renewal. Subject to approval by the Board of Trustees, MAI may request recoupment of previously waived fees and paid expenses from the Fund for three years after the end of the fiscal year in which such fees and expenses were waived or paid, subject to the expense waiver and reimbursement agreement.